Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income (loss)	€ 3,842	€ (1,667)	€ (512)
Other comprehensive income (loss):
Foreign currency translation adjustments	(144)	(374)	151
Provision for retirement indemnities	(238)	18	(141)
Comprehensive income (loss), net of tax	€ 3,460	€ (2,023)	€ (502)